SCHEDULE OF MOVEMENT OF SHARE OPTION RESERVE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Share option reserve, beginning balance	$ 2,409,689	$ 1,084,270	$ 499,808
Additions	320,533	1,352,787	584,462
Exercised	(1,796,029)	(27,368)
Expired	(283,690)
Share option reserve, ending balance	$ 650,503	$ 2,409,689	$ 1,084,270